Earnings Per Ordinary Share - Summary of Earnings Per Ordinary Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic earnings per ordinary share
Profit available for equity holders	$ 351	$ 540	$ 456
Basic weighted average number of ordinary shares (millions)	190	193	212
Basic earnings per ordinary share	$ 1.847	$ 2.798	$ 2.151
Diluted earnings per ordinary share
Profit available for equity holders	$ 351	$ 540	$ 456
Diluted weighted average number of ordinary shares (millions)	192	194	214
Diluted earnings per ordinary share	$ 1.828	$ 2.784	$ 2.131
Adjusted earnings per ordinary share
Profit available for equity holders	$ 351	$ 540	$ 456
Adjusting items:
System Fund revenues and expenses	146	34	(35)
Interest attributable to the System Fund	(19)	(13)	(7)
Tax attributable to the System Fund	0	3	1
Exceptional items before tax	104	(4)	29
Tax on exceptional items	(22)	2	(12)
Exceptional tax	(5)	(90)
Adjusted earnings	$ 555	$ 472	$ 432
Basic weighted average number of ordinary shares (millions)	190	193	212
Adjusted earnings per ordinary share	$ 2.921	$ 2.446	$ 2.038
Adjusted earnings	$ 555	$ 472	$ 432
Diluted weighted average number of ordinary shares (millions)	192	194	214
Adjusted diluted earnings per ordinary share	$ 2.891	$ 2.433	$ 2.019
Diluted weighted average number of ordinary shares is calculated as:
Basic weighted average number of ordinary shares	190	193	212
Dilutive potential ordinary shares	2	1	2
Adjusted weighted average shares	192	194	214